Trade receivables, prepayments and other receivables - Summary of trade receivables pre payments (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2025 USD ($)	Apr. 30, 2025 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jan. 31, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure of Trade Receivables Pre payments and other Receivables [Abstract]
Payments to and on behalf of employees			¥ 10,900	$ 1,500
Interest Rate of Loans to Employees			4.43%	4.43%	4.30%
Repayments of borrowings	$ 500	$ 2,050					$ 1,000
Interest paid	$ 80	$ 26				¥ 1,280
Principal amount					¥ 359			$ 50	¥ 14,600	$ 2,000